INVESTMENTS, ACQUISITIONS AND GOODWILL (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS, ACQUISITIONS AND GOODWILL
Net revenue	$ 682,717	$ 4,098,382	$ 1,156,072
Net loss	$ (1,274,224)	$ (8,125,411)	$ (8,125,956)